Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005458
Shareholder Report [Line Items]
Fund Name	Extended Equity Market Index Fund
Trading Symbol	PEXMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small- and mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Industrials and business services produced robust results during the period. Aerospace and defense companies performed very well, as heightened geopolitical tensions helped generate an uptick in defense spending. Within the segment, Rocket Lab and Woodward performed best.

  In absolute terms, consumer staples names performed worst during the year, with the food products segment performing poorly. Freshpet and Flowers Foods were notable detractors.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Completion Index and closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Extended Equity Market Index Fund	11.21%	6.21%	10.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P Completion Index (Strategy Benchmark)	11.32	6.06	10.89

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,035,921,000
Holdings Count | Holding	1,574
Advisory Fees Paid, Amount	$ 897,000
InvestmentCompanyPortfolioTurnover	15.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,035,921 Number of Portfolio Holdings1,574
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.1%
Information Technology	18.3
Financials	16.2
Health Care	14.0
Consumer Discretionary	10.4
Real Estate	5.3
Materials	4.2
Communication Services	4.0
Energy	3.7
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Snowflake	1.0%
Marvell Technology	1.0
Vertiv Holdings	0.8
Cloudflare	0.8
ROBLOX	0.7
Alnylam Pharmaceuticals	0.7
Ferguson Enterprises	0.6
Cheniere Energy	0.6
Strategy	0.5
Insmed	0.5

Updated Prospectus Web Address	www.troweprice.com/paperless